Institutional [Member] Average Annual Total Returns - Institutional		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		12.18%	4.63%	10.18%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.47%	1.78%	7.85%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.49%	3.39%	7.99%

[1]	After‑tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.